Condensed consolidating financial information - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Fixed maturities	$ 5,532,731		$ 5,542,258
Short term investments, at fair value	1,051,074		787,714
Other investments, at fair value	813,011		704,086
Cash and cash equivalents	577,240		734,148		1,060,722	707,486
Restricted cash	173,003		200,492
Total investments and cash	8,147,059		7,968,698
Investments in affiliates	261,483		141,243
Investment in subsidiaries on an equity basis	0		0
Premiums receivable	707,647		697,233		802,159
Deferred acquisition costs	161,295		134,269
Prepaid reinsurance premiums	81,983		103,251
Securities lending collateral	470		3,392
Loss reserves recoverable	377,466		370,154		439,967	372,485
Paid losses recoverable	38,078		80,080
Deferred tax asset	23,821		0
Intangible assets	126,924		106,407
Goodwill	195,897		20,393		20,393
Intercompany receivable	0		0
Other assets	189,498		221,312
Total assets	10,311,621		9,846,432		10,020,264
Liabilities
Reserve for losses and loss expenses	3,234,394		3,030,399		3,517,573	2,631,143
Unearned premiums	990,564		824,496
Reinsurance balances payable	127,128		154,874
Securities lending payable	936		3,858
Deferred tax liability	5,541		19,086
Net payable for investments purchased	50,256		19,383
Accounts payable and accrued expenses	318,245		278,187
Intercompany payable	0		0
Notes payable to operating affiliates	671,465		439,272
Senior notes payable	247,306		247,198
Debentures payable	539,277		541,416
Total liabilities	6,185,112		5,558,169
Redeemable noncontrolling interest	79,956		86,512
Total shareholders' equity available to Validus	3,587,958		3,704,094		4,020,827
Noncontrolling interest	458,595		497,657		434,280
Total liabilities, noncontrolling interests and shareholders’ equity	10,311,621		9,846,432
Consolidating Adjustments
Assets
Fixed maturities	(60,200)	[1]	(60,200)	[1]
Short term investments, at fair value	0	[1]	0	[1]
Other investments, at fair value	(68,112)	[1]	(66,030)	[1]
Cash and cash equivalents	0	[1]	0	[1]
Restricted cash	0	[1]	0	[1]
Total investments and cash	(128,312)	[1]	(126,230)	[1]
Investments in affiliates	0	[1]	0	[1]
Investment in subsidiaries on an equity basis	(4,797,508)	[1]	(4,282,071)	[1]
Premiums receivable	0	[1]	0	[1]
Deferred acquisition costs	0	[1]	0	[1]
Prepaid reinsurance premiums	0	[1]	0	[1]
Securities lending collateral	0	[1]	0	[1]
Loss reserves recoverable	0	[1]	0	[1]
Paid losses recoverable	0	[1]	0	[1]
Deferred tax asset	0	[1]
Intangible assets	0	[1]	0	[1]
Goodwill	0	[1]	0	[1]
Intercompany receivable	(41,098)	[1]	(29,148)	[1]
Other assets	0	[1]	0	[1]
Total assets	(4,966,918)	[1]	(4,437,449)	[1]
Liabilities
Reserve for losses and loss expenses	0	[1]	0	[1]
Unearned premiums	0	[1]	0	[1]
Reinsurance balances payable	0	[1]	0	[1]
Securities lending payable	0	[1]	0	[1]
Deferred tax liability	0	[1]	0	[1]
Net payable for investments purchased	0	[1]	0	[1]
Accounts payable and accrued expenses	0	[1]	0	[1]
Intercompany payable	(41,098)	[1]	(29,148)	[1]
Notes payable to operating affiliates	0	[1]	0	[1]
Senior notes payable	0	[1]	0	[1]
Debentures payable	(60,200)	[1]	(60,200)	[1]
Total liabilities	(101,298)	[1]	(89,348)	[1]
Redeemable noncontrolling interest	0	[1]	0	[1]
Total shareholders' equity available to Validus	(4,865,620)	[1]	(4,348,101)	[1]
Noncontrolling interest	0	[1]	0	[1]
Total liabilities, noncontrolling interests and shareholders’ equity	(4,966,918)	[1]	(4,437,449)	[1]
Validus Holdings, Ltd. (Parent Guarantor)
Assets
Fixed maturities	0		0
Short term investments, at fair value	0		0
Other investments, at fair value	0		0
Cash and cash equivalents	29,798		20,385
Restricted cash	0		0
Total investments and cash	29,798		20,385
Investments in affiliates	0		0
Investment in subsidiaries on an equity basis	4,140,770		4,273,592
Premiums receivable	0		0
Deferred acquisition costs	0		0
Prepaid reinsurance premiums	0		0
Securities lending collateral	0		0
Loss reserves recoverable	0		0
Paid losses recoverable	0		0
Deferred tax asset	0
Intangible assets	0		0
Goodwill	0		0
Intercompany receivable	41,078		29,048
Other assets	3,239		3,767
Total assets	4,214,885		4,326,792
Liabilities
Reserve for losses and loss expenses	0		0
Unearned premiums	0		0
Reinsurance balances payable	0		0
Securities lending payable	0		0
Deferred tax liability	0		0
Net payable for investments purchased	0		0
Accounts payable and accrued expenses	29,621		25,500
Intercompany payable	0		0
Notes payable to operating affiliates	0		0
Senior notes payable	247,306		247,198
Debentures payable	350,000		350,000
Total liabilities	626,927		622,698
Redeemable noncontrolling interest	0		0
Total shareholders' equity available to Validus	3,587,958		3,704,094
Noncontrolling interest	0		0
Total liabilities, noncontrolling interests and shareholders’ equity	4,214,885		4,326,792
Validus Holdings (UK) plc (Subsidiary Issuer)
Assets
Fixed maturities	0		0
Short term investments, at fair value	0		0
Other investments, at fair value	0		0
Cash and cash equivalents	81		0
Restricted cash	0		0
Total investments and cash	81		0
Investments in affiliates	0		0
Investment in subsidiaries on an equity basis	656,738		8,479
Premiums receivable	0		0
Deferred acquisition costs	0		0
Prepaid reinsurance premiums	0		0
Securities lending collateral	0		0
Loss reserves recoverable	0		0
Paid losses recoverable	0		0
Deferred tax asset	0
Intangible assets	0		0
Goodwill	0		0
Intercompany receivable	0		0
Other assets	0		0
Total assets	656,819		8,479
Liabilities
Reserve for losses and loss expenses	0		0
Unearned premiums	0		0
Reinsurance balances payable	0		0
Securities lending payable	0		0
Deferred tax liability	0		0
Net payable for investments purchased	0		0
Accounts payable and accrued expenses	96		0
Intercompany payable	20		100
Notes payable to operating affiliates	0		0
Senior notes payable	0		0
Debentures payable	0		0
Total liabilities	116		100
Redeemable noncontrolling interest	0		0
Total shareholders' equity available to Validus	656,703		8,379
Noncontrolling interest	0		0
Total liabilities, noncontrolling interests and shareholders’ equity	656,819		8,479
Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries)
Assets
Fixed maturities	5,592,931	[2]	5,602,458	[2]
Short term investments, at fair value	1,051,074	[2]	787,714	[2]
Other investments, at fair value	881,123	[2]	770,116	[2]
Cash and cash equivalents	547,361	[2]	713,763	[2]
Restricted cash	173,003	[2]	200,492	[2]
Total investments and cash	8,245,492	[2]	8,074,543	[2]
Investments in affiliates	261,483	[2]	141,243	[2]
Investment in subsidiaries on an equity basis	0	[2]	0	[2]
Premiums receivable	707,647	[2]	697,233	[2]
Deferred acquisition costs	161,295	[2]	134,269	[2]
Prepaid reinsurance premiums	81,983	[2]	103,251	[2]
Securities lending collateral	470	[2]	3,392	[2]
Loss reserves recoverable	377,466	[2]	370,154	[2]
Paid losses recoverable	38,078	[2]	80,080	[2]
Deferred tax asset	23,821	[2]
Intangible assets	126,924	[2]	106,407	[2]
Goodwill	195,897	[2]	20,393	[2]
Intercompany receivable	20	[2]	100	[2]
Other assets	186,259	[2]	217,545	[2]
Total assets	10,406,835	[2]	9,948,610	[2]
Liabilities
Reserve for losses and loss expenses	3,234,394	[2]	3,030,399	[2]
Unearned premiums	990,564	[2]	824,496	[2]
Reinsurance balances payable	127,128	[2]	154,874	[2]
Securities lending payable	936	[2]	3,858	[2]
Deferred tax liability	5,541	[2]	19,086	[2]
Net payable for investments purchased	50,256	[2]	19,383	[2]
Accounts payable and accrued expenses	288,528	[2]	252,687	[2]
Intercompany payable	41,078	[2]	29,048	[2]
Notes payable to operating affiliates	671,465	[2]	439,272	[2]
Senior notes payable	0	[2]	0	[2]
Debentures payable	249,477	[2]	251,616	[2]
Total liabilities	5,659,367	[2]	5,024,719	[2]
Redeemable noncontrolling interest	79,956	[2]	86,512	[2]
Total shareholders' equity available to Validus	4,208,917	[2]	4,339,722	[2]
Noncontrolling interest	458,595	[2]	497,657	[2]
Total liabilities, noncontrolling interests and shareholders’ equity	$ 10,406,835	[2]	$ 9,948,610	[2]

[1]	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.
[2]	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.